Intangible Assets - Changes in Carrying Value of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 9,434	$ 9,344	$ 9,361
Goodwill acquired	105	62
Disposal	(155)
Foreign exchange translation and other	(15)	28	(17)
Goodwill, Ending Balance	9,369	9,434	9,344
Corporate and Commercial Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,647	1,647	1,647
Goodwill, Ending Balance	1,647	1,647	1,647
Consumer and Business Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,681	3,681	3,681
Disposal	(155)
Foreign exchange translation and other	(51)
Goodwill, Ending Balance	3,475	3,681	3,681
Wealth Management and Investment Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,569	1,566	1,567
Foreign exchange translation and other	49	3	(1)
Goodwill, Ending Balance	1,618	1,569	1,566
Payment Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2,537	2,450	2,466
Goodwill acquired	105	62
Foreign exchange translation and other	(13)	25	(16)
Goodwill, Ending Balance	$ 2,629	$ 2,537	$ 2,450